CONVERTIBLE NOTES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Net carrying amount of the liability component
Principal outstanding	$ 4,123,900
Discount on debt	(1,300,536)
Net carrying value	2,823,364	$ 0
Net carrying amount of the equity component
Amount allocated to conversion option	1,291,892
Issuance cost	8,644
Equity component, net	$ 1,300,536